As filed with the Securities and Exchange Commission on October 21, 2019
Registration No. 811-01136
Registration No. 002-19458
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	272	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	272	☒
(Check appropriate box or boxes)
GUGGENHEIM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
702 KING FARM BOULEVARD, SUITE 200, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)
Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Amy J. Lee 702 King Farm Boulevard Suite 200 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of public offering: November 21, 2019
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on November 21, 2019, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 271 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 23, 2019, for the purpose of registering Institutional Class and Class R6 shares of Guggenheim Mid Cap Value Fund (to be renamed Guggenheim SMid Cap Value Fund), a series of the Registrant. This Post-Effective Amendment No. 272 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 21, 2019, as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 272 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 272 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 272 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 21st day of October 2019.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	/s/ BRIAN E. BINDER
Brian E. Binder, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 21st day of October 2019.

Jerry B. Farley Trustee Donald A. Chubb, Jr. Trustee Randall C. Barnes Trustee Roman Friedrich III Trustee Ronald A. Nyberg Trustee Ronald E. Toupin, Jr. Trustee		GUGGENHEIM FUNDS TRUST
	By:	/s/ AMY J. LEE
Amy J. Lee, Trustee, Vice President, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
	By:	/s/ JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
	By:	/s/ BRIAN E. BINDER
Brian E. Binder, President and Chief Executive Officer